Aggregate Amount and Per Share Effect of the Tax Holiday (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Income Tax Holiday [Line Items]
Aggregate	$ 1,924,682	¥ 13,363,068	¥ 8,103,295	¥ 4,007,311
Per share effect-basic | (per share)	$ 0.07	¥ 0.47	¥ 0.29	¥ 0.14
Per share effect-diluted | (per share)	$ 0.06	¥ 0.44	¥ 0.27	¥ 0.14